TAXATION (Aggregate Amount and Per Share Effect of Reduction of CIT) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
The aggregate amount of effect	¥ 135,724,429	¥ 79,037,989	¥ 66,792,435
Per share effect - basic	¥ 1.08	¥ 0.63	¥ 0.54
Per share effect - diluted	¥ 1.04	¥ 0.62	¥ 0.43